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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21853

NORTHERN LIGHTS VARIABLE TRUST

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY 11788

(Address of principal executive offices)(Zip code)

James P. Ash, Esq.

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2600

Date of fiscal year end:  December 31st

Date of reporting period:  July 1, 2011 - June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2011 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

          (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

          (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

          NORTHERN LIGHTS VARIABLE TRUST

By (Signature and Title)*    /s/ Andrew B. Rogers

         Andrew B. Rogers, President

Date August 28, 2012

* Print the name and title of each signing officer under his or her signature.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - ADAPTIVE ALLOCATION PORTFOLIO										Item 1, Exhibit 1
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2011 through June 30, 2012

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date		(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
	Company Name	Ticker	CUSIP	Meeting Date	Meeting Type	Proposal Number	Description	Proposal Type	Y	Vote Cast	For/ Against Mgmt
1	Omnivision Technologies, Inc.	OVTI	682128103	9/29/2011	Annual	1	Election of Class II Directors: 01) Wen-Liang William Hsu, 02) Henry Yang	MGMT	YES	FOR	FOR
2	Omnivision Technologies, Inc.	OVTI	682128103	9/29/2011	Annual	2	RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING APRIL 30, 2012.	MGMT	YES	FOR	FOR
3	Omnivision Technologies, Inc.	OVTI	682128103	9/29/2011	Annual	3

APPROVAL OF AN AMENDMENT TO THE COMPANY'S 2007 EQUITY INCENTIVE PLAN TO INCREASE THE NUMBER OF SHARES AVAILABLE FOR ISSUANCE THEREUNDER BY 7,200,000 SHARES, APPROVAL OF THE 2007 EQUITY INCENTIVE PLAN FOR PURPOSES OF CODE SECTION 162(M) AND APPROVAL OF OTHER CHANGES TO THE 2007 EQUITY INCENTIVE PLAN.

								MGMT	YES	FOR	FOR
4	Omnivision Technologies, Inc.	OVTI	682128103	9/29/2011	Annual	4	APPROVAL OF ADVISORY RESOLUTION REGARDING THE COMPENSATION OF THE COMPANY'S EXECUTIVE OFFICERS.	MGMT	YES	FOR	FOR
5	Omnivision Technologies, Inc.	OVTI	682128103	9/29/2011	Annual	5	ADVISORY VOTE ON THE FREQUENCY WITH WHICH STOCKHOLDERS WILL VOTE ON A NON-BINDING RESOLUTION TO APPROVE THE COMPENSATION OF THE COMPANY'S EXECUTIVE OFFICERS IN FUTURE YEARS.	MGMT	YES	1 YR	FOR
6	Apple Inc.	AAPL	037833100	2/23/2012	Annual	1	ELECTION OF DIRECTORS: 1) WILLIAM V. CAMPBELL, 2) TIMOTHY D. COOK, 3) MILLARD S. DREXLER, 4) AL GORE, 5) ROBERT A IGER, 6) ANDREA JUNG, 7) ARTHUR D. LEVINSON, 8) RONALD D. SUGAR	MGMT	YES	FOR	FOR
7	Apple Inc.	AAPL	037833100	2/23/2012	Annual	2	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2012	MGMT	YES	FOR	FOR
8	Apple Inc.	AAPL	037833100	2/23/2012	Annual	3	ADVISORY VOTE ON EXECUTIVE COMPENSATION	MGMT	YES	FOR	FOR
9	Apple Inc.	AAPL	037833100	2/23/2012	Annual	4	SHAREHOLDER PROPOSAL ENTITLED "CONFLICT OF INTEREST REPORT"	SHAREHOLDER	YES	AGAINST	FOR
10	Apple Inc.	AAPL	037833100	2/23/2012	Annual	5	SHAREHOLDER PROPOSAL ENTITLED "SHAREHOLDER SAY OF DIRECTOR PAY"	SHAREHOLDER	YES	AGAINST	FOR
11	Apple Inc.	AAPL	037833100	2/23/2012	Annual	6	SHAREHOLDER PROPOSAL ENTITLED "REPORT ON POLITICAL CONTRIBUTIONS AND EXPENDITURES"	SHAREHOLDER	YES	AGAINST	FOR
12	Apple Inc.	AAPL	037833100	2/23/2012	Annual	7	SHAREHOLDER PROPOSAL ENTITLED "ADOPT A MAJORITY VOTING STANDARD FOR DIRECTOR ELECTIONS"	SHAREHOLDER	YES	AGAINST	FOR
13	Helmerich & Payne Inc	HP	423452101	3/7/2012	Annual	1	ELECTION OF DIRECTORS: 1) DONALD F. ROBILLARD JR., 2) HON. FRANCIS ROONEY, 3) EDWARD B. RUST JR.	MGMT	YES	FOR	FOR
14	Helmerich & Payne Inc	HP	423452101	3/7/2012	Annual	2	RATIFICATION OF ERNST & YOUNG LLP AS AUDITORS FOR 2012	MGMT	YES	FOR	FOR
15	Helmerich & Payne Inc	HP	423452101	3/7/2012	Annual	3	ADVISORY VOTE ON EXECUTIVE COMPENSATION	MGMT	YES	FOR	FOR
16	Helmerich & Payne Inc	HP	423452101	3/7/2012	Annual	4A	AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO IMPLEMENT A STAGGERED DECLASSIFICATION OF THE BOARD OF DIRECTORS OVER A THREE YEAR PERIOD	MGMT	YES	FOR	FOR
17	Helmerich & Payne Inc	HP	423452101	3/7/2012	Annual	4B	AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO CONFIRM THAT FROM AND AFTER THE 2015 ANNUAL MEETING, DIRECTORS MAY BE ROMVED BY THE STOCKHOLDERS WITH OR WITHOUT CAUSE.	MGMT	YES	FOR	FOR
18	Peabody Energy Corporation	BTU	704549104	5/1/2012	Annual	1

A VOTE FOR ELECTION OF THE FOLLOWING DIRECTOR NOMINEES: 01-GREGORY H. BOYCE, 02-WILLIAM A. COLEY, 03-WILLIAM E. JAMES, 04-ROBERT B. KARN III, 05-M. FRANCES KEETH, 06-HENRY E. LENTZ, 07-ROBERT A. MALONE, 08- WILLIAM C. RUSNACK, 09-JOHN F. TURNER, 10-SANDRA A. VAN TREASE, 11-ALAN H. WASHKOWITZ

								MGMT	YES	FOR	FOR
19	Peabody Energy Corporation	BTU	704549105	5/1/2012	Annual	2	RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	MGMT	YES	FOR	FOR
20	Peabody Energy Corporation	BTU	704549106	5/1/2012	Annual	3	ADVISORY RESOLUTION TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	MGMT	YES	FOR	FOR
21	Peabody Energy Corporation	BTU	704549107	5/1/2012	Annual	4	SHAREHOLDER PROPOSAL REQUESTING PREPARATION OF A REPORT ON LOBBYING ACTIVITIES.	SHAREHOLDER	YES	AGAINST	FOR
22	Agco Corporation	AGCO	001084102	4/26/2012	Annual	1A	ELECTION OF DIRECTOR: P. GEORGE BENSON	MGMT	YES	FOR	FOR
23	Agco Corporation	AGCO	001084102	4/26/2012	Annual	1B	ELECTION OF DIRECTOR: WOLFGANG DEML	MGMT	YES	FOR	FOR
24	Agco Corporation	AGCO	001084102	4/26/2012	Annual	1C	ELECTION OF DIRECTOR: LUIZ F. FURLAN	MGMT	YES	FOR	FOR
25	Agco Corporation	AGCO	001084102	4/26/2012	Annual	1D	ELECTION OF DIRECTOR: GERALD B. JOHANNESON	MGMT	YES	FOR	FOR
26	Agco Corporation	AGCO	001084102	4/26/2012	Annual	1E	ELECTION OF DIRECTOR: GEORGE E. MINNICH	MGMT	YES	FOR	FOR
27	Agco Corporation	AGCO	001084102	4/26/2012	Annual	1F	ELECTION OF DIRECTOR: MARTIN H. RICHENHAGEN	MGMT	YES	FOR	FOR
28	Agco Corporation	AGCO	001084102	4/26/2012	Annual	1G	ELECTION OF DIRECTOR: GERALD L. SHAHEEN	MGMT	YES	FOR	FOR
29	Agco Corporation	AGCO	001084102	4/26/2012	Annual	1H	ELECTION OF DIRECTOR: MALLIKA SRINIVASAN	MGMT	YES	FOR	FOR
30	Agco Corporation	AGCO	001084102	4/26/2012	Annual	1I	ELECTION OF DIRECTOR: DANIEL C. USTIAN	MGMT	YES	FOR	FOR
31	Agco Corporation	AGCO	001084102	4/26/2012	Annual	1J	ELECTION OF DIRECTOR: HENDRIKUS VISSER	MGMT	YES	FOR	FOR
32	Agco Corporation	AGCO	001084102	4/26/2012	Annual	2	NON-BINDING ADVISORY RESOLUTION TO APPROVE THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	MGMT	YES	FOR	FOR
33	Agco Corporation	AGCO	001084102	4/26/2012	Annual	3	RATIFICATION OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2012.	MGMT	YES	FOR	FOR
34	CF Industries Holdings, Inc.	CF	125269100	5/10/2012	Annual	1	ELECTION OF DIRECTORS: 1) STEPHEN A. FURBACHER 2) JOHN D. JOHNSON	MGMT	YES	FOR	FOR
35	CF Industries Holdings, Inc.	CF	125269100	5/10/2012	Annual	2	ADVISORY VOTE ON EXECUTIVE COMPENSATION.	MGMT	YES	FOR	FOR
36	CF Industries Holdings, Inc.	CF	125269100	5/10/2012	Annual	3	RATIFICATION OF THE SELECTION OF KPMG LLP AS CF INDUSTRIES HOLDINGS, INC'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2012.	MGMT	YES	FOR	FOR
37	CF Industries Holdings, Inc.	CF	125269100	5/10/2012	Annual	4	STOCKHOLDER PROPOSAL REGARDING DECLASSIFICATION OF THE BOARD OF DIRECTORS, IF PROPERLY PRESENTED AT THE MEETING.	SHAREHOLDER	YES	FOR	AGAINST
38	CF Industries Holdings, Inc.	CF	125269100	5/10/2012	Annual	5	STOCKHOLDER PROPOSAL REGARDING MAJORITY VOTING STANDARD FOR DIRECTOR ELECTIONS, IF PROPERLY PRESENTED AT THE MEETING.	SHAREHOLDER	YES	AGAINST	FOR
39	Cliff Natural Resources Inc.	CLF	18683K101	5/8/2012	Annual	1A	ELECTION OF DIRECTOR: J.A. CARRABBA	MGMT	YES	FOR	FOR
40	Cliff Natural Resources Inc.	CLF	18683K101	5/8/2012	Annual	1B	ELECTION OF DIRECTOR: S.M. CUNNINGHAM	MGMT	YES	FOR	FOR
41	Cliff Natural Resources Inc.	CLF	18683K101	5/8/2012	Annual	1C	ELECTION OF DIRECTOR: B.J. ELDRIDGE	MGMT	YES	FOR	FOR
42	Cliff Natural Resources Inc.	CLF	18683K101	5/8/2012	Annual	1D	ELECTION OF DIRECTOR: A.R. GLUSKI	MGMT	YES	FOR	FOR
43	Cliff Natural Resources Inc.	CLF	18683K101	5/8/2012	Annual	1E	ELECTION OF DIRECTOR: S.M. GREEN	MGMT	YES	FOR	FOR
44	Cliff Natural Resources Inc.	CLF	18683K101	5/8/2012	Annual	1F	ELECTION OF DIRECTOR: J.K. HENRY	MGMT	YES	FOR	FOR
45	Cliff Natural Resources Inc.	CLF	18683K101	5/8/2012	Annual	1G	ELECTION OF DIRECTOR: J.F. KIRSCH	MGMT	YES	FOR	FOR
46	Cliff Natural Resources Inc.	CLF	18683K101	5/8/2012	Annual	1H	ELECTION OF DIRECTOR: F.R. MCALLISTER	MGMT	YES	FOR	FOR
47	Cliff Natural Resources Inc.	CLF	18683K101	5/8/2012	Annual	1I	ELECTION OF DIRECTOR: R.K. RIEDERER	MGMT	YES	FOR	FOR
48	Cliff Natural Resources Inc.	CLF	18683K101	5/8/2012	Annual	1J	ELECTION OF DIRECTOR: R.A.ROSS	MGMT	YES	FOR	FOR
49	Cliff Natural Resources Inc.	CLF	18683K101	5/8/2012	Annual	2	TO AMEND OUR REGULATIONS TO ADD A PROVISION TO ALLOW BOARD TO AMEND REGULATIONS WITHOUT SHAREHOLDER APPROVAL UNDER OHIO LAW	MGMT	YES	AGAINST	AGAINST
50	Cliff Natural Resources Inc.	CLF	18683K101	5/8/2012	Annual	3	A PROPOSAL TO APPROVE, ON AN ADVISORY BASIS, OUR NAMED EXECUTIVE OFFICER COMPENSATION, COMMONLY KNOWN AS "SAY ON PAY"	MGMT	YES	FOR	FOR
51	Cliff Natural Resources Inc.	CLF	18683K101	5/8/2012	Annual	4	A PROPOSAL TO APPROVE INCENTIVE EQUITY PLAN	MGMT	YES	FOR	FOR
52	Cliff Natural Resources Inc.	CLF	18683K101	5/8/2012	Annual	5	A PROPOSAL TO APPROVE THE 2012 EXECUTIVE MANAGEMENT PERFORMANCE INCENTIVE PLAN	MGMT	YES	FOR	FOR
53	Cliff Natural Resources Inc.	CLF	18683K101	5/8/2012	Annual	6	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	MGMT	YES	FOR	FOR
54	Holly Frontier Corporation	HFC	436106108	5/16/2012	Annual	1A	ELECTION OF DIRECTOR: DOUGLAS Y. BECH	MGMT	YES	FOR	FOR
55	Holly Frontier Corporation	HFC	436106108	5/16/2012	Annual	1B	ELECTION OF DIRECTOR: BUFORD P. BERRY	MGMT	YES	FOR	FOR
56	Holly Frontier Corporation	HFC	436106108	5/16/2012	Annual	1C	ELECTION OF DIRECTOR: MATTHEW P. CLIFTON	MGMT	YES	FOR	FOR
57	Holly Frontier Corporation	HFC	436106108	5/16/2012	Annual	1D	ELECTION OF DIRECTOR: LELDON E. ECHOLS	MGMT	YES	FOR	FOR
58	Holly Frontier Corporation	HFC	436106108	5/16/2012	Annual	1E	ELECTION OF DIRECTOR: R. KEVIN HARDAGE	MGMT	YES	FOR	FOR
59	Holly Frontier Corporation	HFC	436106108	5/16/2012	Annual	1F	ELECTION OF DIRECTOR: MICHAEL C. JENNINGS	MGMT	YES	FOR	FOR
60	Holly Frontier Corporation	HFC	436106108	5/16/2012	Annual	1G	ELECTION OF DIRECTOR: ROBERT J. KOSTELNIK	MGMT	YES	FOR	FOR
61	Holly Frontier Corporation	HFC	436106108	5/16/2012	Annual	1H	ELECTION OF DIRECTOR: JAMES H. LEE	MGMT	YES	FOR	FOR
62	Holly Frontier Corporation	HFC	436106108	5/16/2012	Annual	1I	ELECTION OF DIRECTOR: ROBERT G. MCKENZIE	MGMT	YES	FOR	FOR
63	Holly Frontier Corporation	HFC	436106108	5/16/2012	Annual	1J	ELECTION OF DIRECTOR: FRANKLIN MYERS	MGMT	YES	FOR	FOR
64	Holly Frontier Corporation	HFC	436106108	5/16/2012	Annual	1K	ELECTION OF DIRECTOR: MICHAEL E. ROSE	MGMT	YES	FOR	FOR
65	Holly Frontier Corporation	HFC	436106108	5/16/2012	Annual	1L	ELECTION OF DIRECTOR: TOMMY A VALENTA	MGMT	YES	FOR	FOR
66	Holly Frontier Corporation	HFC	436106108	5/16/2012	Annual	2	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION	MGMT	YES	FOR	FOR
67	Holly Frontier Corporation	HFC	436106108	5/16/2012	Annual	3	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2012 FISCAL YEAR	MGMT	YES	FOR	FOR
68	National Oilwell Vargo, Inc.	NOV	637071101	5/16/2012	Annual	1A	ELECTION OF DIRECTOR: MERRILL A. MILLER, JR.	MGMT	YES	FOR	FOR
69	National Oilwell Vargo, Inc.	NOV	637071101	5/16/2012	Annual	1B	ELECTION OF DIRECTOR: GREG L. ARMSTRONG	MGMT	YES	FOR	FOR
70	National Oilwell Vargo, Inc.	NOV	637071101	5/16/2012	Annual	1C	ELECTION OF DIRECTOR: DAVID D. HARRISON	MGMT	YES	FOR	FOR
71	National Oilwell Vargo, Inc.	NOV	637071101	5/16/2012	Annual	2	RATIFICATION OF INDEPENDENT AUDITORS (ERNST & YOUNG LLP)	MGMT	YES	FOR	FOR
72	National Oilwell Vargo, Inc.	NOV	637071101	5/16/2012	Annual	3	APPROVE, BY NON-BINDING VOTE, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS	MGMT	YES	FOR	FOR
73	National Oilwell Vargo, Inc.	NOV	637071101	5/16/2012	Annual	4	STOCKHOLDER PROPOSAL REGARDING REPORT ON POLITICAL CONTRIBUTIONS AND EXPENDITURES	SHAREHOLDER	YES	AGAINST	FOR

Registrant: NORTHERN LIGHTS VARIABLE TRUST -ARROW DWA BALANCED VIT FUND									Item 1, Exhibit 2
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2011 through June 30, 2012

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
N/A - The Arrow DWA Balanced VIT Fund has not commenced operations prior to June 30, 2012.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - AVANT GOLD BULLION STRATEGY VP FUND									Item 1, Exhibit 3
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2011 through June 30, 2012

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	The fund's administrator has not received the fund's proxy voting record from its adviser as of August 31, 2012.
5	If the fund's proxy record is received at a later date, an amended filing on Form N-PX will be submitted on the fund's behalf.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - CHANGING PARAMETERS PORTFOLIO									Item 1, Exhibit 4
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2011 through June 30, 2012

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type & Number	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Rydex - US Govt Money Market Fund Inv	RYAXX	783554306	11/22/2011 Special Joint Meeting of Shareholders

1.  The Approval of a new investment advisory agreement between each trust and Security Investors, LLC, with respect to each fund.  2.  The Approval of a new sub-advisory agreement between Security Investors, LLC, with respect to Long Short Interest Rate Strategy Fund.  3.  The approval of the election of nominess of the board of trustees.  4.  The Approval of a "Manager of Managers"  Arrangement for eachof the funds.  5.  The approval of the elimination of the fundamental investment policy on investing in other investment companies.  6.  To transact such other business as may properly come before the meeting.

						After careful consideration, the Boards of Trustees unanimously recommend that the shareholders vote "FOR" Proposals 1-5	Y	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."

Registrant: NORTHERN LIGHTS VARIABLE TRUST - CHARIOT ABSOLUTE RETURN ALL OPPORTUNITIES PORTFOLIO									Item 1, Exhibit 5
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2011 through June 30, 2012

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - Chariot Absolute Return All Opportunities Portfolio has not voted any proxies for the reporting period ended June 30, 2012.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - DENT STRATEGIC PORTFOLIO									Item 1, Exhibit 6
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2011 through June 30, 2012

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - Dent Strategic Portfolio has not voted any proxies for the reporting period ended June 30, 2012.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - JNF BALANCED PORTFOLIO									Item 1, Exhibit 7
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2011 through June 30, 2012

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	JNF Advisors, Inc.	N/A	66537U502	4/12/2012	To approve new Investment Advisory Agreement	MGMT	Y	FOR	FOR
2	JNF Advisors, Inc.	N/A	66537U502	4/12/2012	To aprrove a new Sub-Advisory Agreement	MGMT	Y	FOR	FOR
3	JNF Advisors, Inc.	N/A	66537U502	4/12/2012	To approve exempting NLVT & JNF from the 1940 Act	MGMT	Y	FOR	FOR
4	JNF Advisors, Inc.	N/A	66537U502	4/12/2012	To transact other business	MGMT	Y	FOR	FOR

Registrant: NORTHERN LIGHTS VARIABLE TRUST - JNF EQUITY PORTFOLIO									Item 1, Exhibit 8
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2011 through June 30, 2012

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	JNF Advisors, Inc.	N/A	66537U403	4/12/2012	To approve new Investment Advisory Agreement	MGMT	Y	FOR	FOR
2	JNF Advisors, Inc.	N/A	66537U403	4/12/2012	To aprrove a new Sub-Advisory Agreement	MGMT	Y	FOR	FOR
3	JNF Advisors, Inc.	N/A	66537U403	4/12/2012	To approve exempting NLVT & JNF from the 1940 Act	MGMT	Y	FOR	FOR
4	JNF Advisors, Inc.	N/A	66537U403	4/12/2012	To transact other business	MGMT	Y	FOR	FOR

Registrant: NORTHERN LIGHTS VARIABLE TRUST - JNF MONEY MARKET PORTFOLIO									Item 1, Exhibit 9
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2011 through June 30, 2012

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	JNF Advisors, Inc.	N/A	66537U809	4/12/2012	To approve new Investment Advisory Agreement	MGMT	Y	FOR	FOR
2	JNF Advisors, Inc.	N/A	66537U809	4/12/2012	To aprrove a new Sub-Advisory Agreement	MGMT	Y	FOR	FOR
3	JNF Advisors, Inc.	N/A	66537U809	4/12/2012	To approve exempting NLVT & JNF from the 1940 Act	MGMT	Y	FOR	FOR
4	JNF Advisors, Inc.	N/A	66537U809	4/12/2012	To transact other business	MGMT	Y	FOR	FOR

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS AGGRESSIVE GROWTH ETF PORTFOLIO									Item 1, Exhibit 10
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2011 through June 30, 2012

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - TOPS Aggressive Growth ETF Portfolio has not voted any proxies for the reporting period ended June 30, 2012.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS BALANCED ETF PORTFOLIO									Item 1, Exhibit 11
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2011 through June 30, 2012

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - TOPS Balanced ETF Portfolio has not voted any proxies for the reporting period ended June 30, 2012.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS CAPITAL PRESERVATION ETF PORTFOLIO									Item 1, Exhibit 12
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2011 through June 30, 2012

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - TOPS Capital Preservation ETF Portfolio has not voted any proxies for the reporting period ended June 30, 2012.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS GROWTH ETF PORTFOLIO									Item 1, Exhibit 13
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2011 through June 30, 2012

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - TOPS Growth ETF Portfolio has not voted any proxies for the reporting period ended June 30, 2012.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS MODERATE GROWTH ETF PORTFOLIO									Item 1, Exhibit 14
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2011 through June 30, 2012

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - TOPS Moderate Growth ETF Portfolio has not voted any proxies for the reporting period ended June 30, 2012.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS PROTECTED BALANCED ETF PORTFOLIO									Item 1, Exhibit 15
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2011 through June 30, 2012

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - TOPS Protected Balanced ETF Portfolio has not voted any proxies for the reporting period ended June 30, 2012.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS PROTECTED GROWTH ETF PORTFOLIO									Item 1, Exhibit 16
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2011 through June 30, 2012

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - TOPS Protected Growth ETF Portfolio has not voted any proxies for the reporting period ended June 30, 2012.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS PROTECTED MODERATE GROWTH ETF PORTFOLIO									Item 1, Exhibit 17
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2011 through June 30, 2012

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - TOPS Protected Moderate Growth ETF Portfolio has not voted any proxies for the reporting period ended June 30, 2012.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - ASTOR LONG/SHORT ETF PORTFOLIO									Item 1, Exhibit 18
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2011 through June 30, 2012

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - Astor Long/Short ETF Portfolio has not commenced operations prior to June 30, 2012.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - 7TWELVE BALANCED PORTFOLIO									Item 1, Exhibit 19
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2011 through June 30, 2012

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - 7Twelve Balanced Portfolio has not voted any proxies for the reporting period ended June 30, 2012.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - BCM DECATHLON AGGRESSIVE PORTFOLIO									Item 1, Exhibit 20
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2011 through June 30, 2012

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - BCM Decathlon Aggressive Portfolio has not voted any proxies for the reporting period ended June 30, 2012.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - BCM DECATHLON CONSERVATIVE PORTFOLIO									Item 1, Exhibit 21
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2011 through June 30, 2012

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - BCM Decathlon Conservative Portfolio has not voted any proxies for the reporting period ended June 30, 2012.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - BCM DECATHLON MODERATE PORTFOLIO									Item 1, Exhibit 22
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2011 through June 30, 2012

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - BCM Decathlon Moderate Portfolio has not voted any proxies for the reporting period ended June 30, 2012.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - MARINER HYMAN BECK PORTFOLIO									Item 1, Exhibit 23
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2011 through June 30, 2012

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - Mariner Hyman Beck Portfolio has not voted any proxies for the reporting period ended June 30, 2012.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - POWER INCOME VIT FUND									Item 1, Exhibit 24
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2011 through June 30, 2012

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - Power Income VIT Fund has not voted any proxies for the reporting period ended June 30, 2012.